RISK FACTORS (Details) - 12 months ended Sep. 30, 2014 - USD ($) $ in Millions	Total
Period for which cumulative inflation rates used for considering country as highly inflationary	3 years
Minimum
Insurance coverage deductibles range for claims which occur outside or inside the United States	$ 1
Cumulative inflation rate before a country is considered highly inflationary (as a percent)	100.00%
Maximum
Insurance coverage deductibles range for claims which occur outside or inside the United States	$ 3